Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable, Allowance for Credit Loss Roll Forward	The activity in our accounts receivable allowance consists of the following for the years ended December 31, 2021, 2020 and 2019, respectively:

	Year Ended December 31,
	2021	2020	2019
Balance at beginning of year	$8,745	$16,511	$14,076
Additional provisions	6,096	4,339	4,662
Write-offs	(7,951)	(22,205)	(2,321)
Opening balance sheet adjustment related to ASU 2016 -13 adoption	—	10,097	—
Exchange differences	(177)	3	94
Balance at the end of year	$6,713	$8,745	$16,511

Balance at beginning of year	$ 8,745	$ 16,511	$ 14,076
Additional provisions	6,096	4,339	4,662
Write-offs	7,951	22,205	2,321
Opening balance sheet adjustment related to ASU 2016 -13 adoption	0	10,097	0
Exchange differences	(177)	3	94
Balance at end of year	6,713	8,745	16,511
Accounts Receivable, before Allowance for Credit Loss, Current	913,141	746,478
Accounts receivable, net of allowance of $6,713 and $8,745 at December 31, 2021 and December 31, 2020, respectively	$ 906,428	$ 737,733	$ 333,858	$ 331,295